INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8 – INTANGIBLE ASSETS, NET

As of June 30, 2022 and 2021, intangible assets, net, consisted of the following:

	As of June 30,
	2022	2021
Capitalized software development costs	$1,948,008	$553,924
Distribution channel	970,424	—
Technology	462,818	—
Other	4,133	—
	3,385,383	553,924
Less: Accumulated amortization	(39,964)	—
Intangible assets, net	$3,345,419	$553,924

For the years ended June 30, 2022, 2021 and 2020, amortization expenses were $37,178, $nil and $nil, respectively.

Estimated future amortization expense related to intangible assets held as of June 30, 2022 is as follows:

Year ended June 30,
2023	$503,814
2024	576,651
2025	559,448
2026	542,245
2027	525,042
Thereafter	638,219
Total	$3,345,419